Long-Term Loans (Tables)	6 Months Ended
Apr. 30, 2026
Long-Term Loans [Abstract]
Schedule of Long-Term Loans
	April 30, 2026	October 31, 2025
Loans from third parties	$4,689	$207,617
Loans from banks	2,150,146	2,093,118
Total	$2,154,835	$2,300,735

Schedule of Consolidated Balance Sheet	Presented in consolidated balance sheet:
	April 30, 2026	October 31, 2025
Non-current liabilities	$704,989	$2,278,162
Current liabilities	1,449,846	22,573
Total	$2,154,835	$2,300,735